Document and Entity Information	Aug. 13, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2025
Entity File Number	001-41040
Entity Registrant Name	FOSSIL GROUP, INC.
Entity Central Index Key	0000883569
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-2018505
Entity Address, Address Line One	901 S. Central Expressway
Entity Address, City or Town	Richardson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75080
City Area Code	972
Local Phone Number	234-2525
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FOSL
Security Exchange Name	NASDAQ
7.00% Senior Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.00% Senior Notes due 2026
Trading Symbol	FOSLL
Security Exchange Name	NASDAQ